Shareholder Report		12 Months Ended
	May 01, 2025	Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		ALLSPRING MASTER TRUST
Entity Central Index Key		0001087961
Entity Investment Company Type		N-1A
Document Period End Date		Apr. 30, 2026
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
C000200587
Shareholder Report [Line Items]
Fund Name		Disciplined Large Cap Portfolio
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Disciplined Large Cap Portfolio for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Funds that invest in this Portfolio at allspringglobal.com.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Portfolio costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Disciplined Large Cap Portfolio	$32	0.28%

Expenses Paid, Amount		$ 32
Expense Ratio, Percent		0.28%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio underperformed its benchmark for the period. The U.S. equity market had strong returns during the period.

Changes to the Portfolio's portfolio were minimal. The Portfolio typically favors these characteristics: attractive valuation, earnings consistency, profitability, and improving market sentiment. Negative stock selection within information technology, health care, and communication services detracted from relative performance. The three largest individual detractors from relative performance over the 12-month period were Science Applications International Corp. and underweights to Intel Corp. and Sandisk Corp.

Relative performance was supported by positive stock selection within the financials, materials, and industrials sectors. The largest individual contributors to relative performance were KLA Corp., EMCOR Group, Inc., and Vertiv Holdings Co. A modest underweight to consumer discretionary contributed to performance. However, variations in sector weights versus the index were relatively small, which is typical for the strategy.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Disciplined Large Cap Portfolio	Russell 1000® Index	Russell 3000® Index
6/12/2018	$10,000	$10,000	$10,000
6/30/2018	$9,716	$9,760	$9,762
7/31/2018	$10,029	$10,097	$10,086
8/31/2018	$10,342	$10,445	$10,440
9/30/2018	$10,368	$10,485	$10,457
10/31/2018	$9,647	$9,743	$9,687
11/30/2018	$9,855	$9,941	$9,881
12/31/2018	$8,943	$9,036	$8,962
1/31/2019	$9,685	$9,793	$9,731
2/28/2019	$9,972	$10,124	$10,073
3/31/2019	$10,123	$10,301	$10,220
4/30/2019	$10,482	$10,717	$10,628
5/31/2019	$9,760	$10,034	$9,940
6/30/2019	$10,433	$10,738	$10,639
7/31/2019	$10,587	$10,905	$10,797
8/31/2019	$10,343	$10,705	$10,577
9/30/2019	$10,611	$10,891	$10,762
10/31/2019	$10,825	$11,121	$10,994
11/30/2019	$11,238	$11,542	$11,412
12/31/2019	$11,548	$11,875	$11,741
1/31/2020	$11,526	$11,888	$11,729
2/29/2020	$10,577	$10,916	$10,768
3/31/2020	$9,223	$9,474	$9,287
4/30/2020	$10,408	$10,726	$10,517
5/31/2020	$10,888	$11,292	$11,080
6/30/2020	$11,091	$11,541	$11,333
7/31/2020	$11,638	$12,217	$11,977
8/31/2020	$12,488	$13,114	$12,844
9/30/2020	$12,007	$12,635	$12,377
10/31/2020	$11,688	$12,330	$12,110
11/30/2020	$13,001	$13,782	$13,583
12/31/2020	$13,534	$14,364	$14,194
1/31/2021	$13,493	$14,246	$14,131
2/28/2021	$13,923	$14,659	$14,572
3/31/2021	$14,573	$15,214	$15,095
4/30/2021	$15,359	$16,033	$15,873
5/31/2021	$15,438	$16,109	$15,945
6/30/2021	$15,796	$16,513	$16,338
7/31/2021	$16,169	$16,856	$16,615
8/31/2021	$16,685	$17,343	$17,089
9/30/2021	$15,889	$16,547	$16,322
10/31/2021	$17,050	$17,695	$17,426
11/30/2021	$16,916	$17,457	$17,160
12/31/2021	$17,665	$18,165	$17,836
1/31/2022	$16,784	$17,140	$16,787
2/28/2022	$16,321	$16,670	$16,364
3/31/2022	$16,871	$17,233	$16,895
4/30/2022	$15,484	$15,697	$15,378
5/31/2022	$15,572	$15,673	$15,358
6/30/2022	$14,215	$14,360	$14,073
7/31/2022	$15,517	$15,698	$15,393
8/31/2022	$14,882	$15,095	$14,819
9/30/2022	$13,511	$13,698	$13,445
10/31/2022	$14,663	$14,797	$14,547
11/30/2022	$15,465	$15,597	$15,307
12/31/2022	$14,506	$14,690	$14,410
1/31/2023	$15,496	$15,675	$15,403
2/28/2023	$15,199	$15,302	$15,043
3/31/2023	$15,638	$15,786	$15,445
4/30/2023	$15,774	$15,982	$15,610
5/31/2023	$15,868	$16,056	$15,670
6/30/2023	$17,023	$17,141	$16,740
7/31/2023	$17,594	$17,730	$17,340
8/31/2023	$17,278	$17,420	$17,006
9/30/2023	$16,568	$16,601	$16,196
10/31/2023	$16,146	$16,200	$15,766
11/30/2023	$17,500	$17,713	$17,237
12/31/2023	$18,387	$18,588	$18,151
1/31/2024	$18,798	$18,847	$18,352
2/29/2024	$20,003	$19,864	$19,345
3/31/2024	$20,782	$20,501	$19,969
4/30/2024	$19,906	$19,629	$19,091
5/31/2024	$20,954	$20,553	$19,993
6/30/2024	$21,671	$21,233	$20,612
7/31/2024	$21,920	$21,542	$20,995
8/31/2024	$22,466	$22,053	$21,452
9/30/2024	$22,929	$22,525	$21,896
10/31/2024	$22,861	$22,367	$21,735
11/30/2024	$24,423	$23,807	$23,181
12/31/2024	$23,859	$23,143	$22,472
1/31/2025	$24,732	$23,880	$23,182
2/28/2025	$24,177	$23,463	$22,737
3/31/2025	$22,660	$22,105	$21,411
4/30/2025	$22,739	$21,973	$21,267
5/31/2025	$24,216	$23,376	$22,615
6/30/2025	$25,365	$24,560	$23,764
7/31/2025	$25,879	$25,105	$24,288
8/31/2025	$26,457	$25,634	$24,850
9/30/2025	$27,510	$26,522	$25,707
10/31/2025	$28,013	$27,095	$26,258
11/30/2025	$28,042	$27,161	$26,330
12/31/2025	$28,065	$27,163	$26,325
1/31/2026	$28,413	$27,537	$26,733
2/28/2026	$28,136	$27,389	$26,606
3/31/2026	$26,959	$26,027	$25,283
4/30/2026	$29,589	$28,657	$27,863

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception (6/12/18)
Disciplined Large Cap Portfolio	30.12	14.01	14.75
Russell 1000® Index	30.42	12.32	14.29
Russell 3000® Index	31.01	11.91	13.88

No Deduction of Taxes [Text Block]		do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 349,699,159
Holdings Count | Holding		222
Advisory Fees Paid, Amount		$ 815,790
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

KEY PORTFOLIO STATISTICS

Table Summary
Total net assets	$349,699,159
# of portfolio holdings	222
Portfolio turnover rate	30%
Total advisory fees paid	$815,790

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Information technology	33.0
Financials	12.4
Communication services	10.7
Industrials	9.4
Consumer discretionary	9.4
Health care	9.0
Consumer staples	5.2
Energy	3.5
Materials	2.9
Utilities	2.4
Real estate	2.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
NVIDIA Corp.	7.0
Apple, Inc.	5.8
Microsoft Corp.	4.5
Amazon.com, Inc.	3.8
Broadcom, Inc.	3.3
Alphabet, Inc. Class C	3.3
Alphabet, Inc. Class A	3.1
Meta Platforms, Inc. Class A	2.2
Tesla, Inc.	1.6
Berkshire Hathaway, Inc. Class B	1.3

Material Fund Change [Text Block]
C000248008
Shareholder Report [Line Items]
Fund Name		Macro Strategies Portfolio
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Macro Strategies Portfolio for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Funds that invest in this Portfolio at allspringglobal.com.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Portfolio consolidated costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Macro Strategies Portfolio	$46	0.40%

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.40%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Fund outperformed its benchmark for the period. The past year saw a wide set of narratives drive the economy and financial markets. From an initial focus on tariffs, markets swiftly moved onto opportunities within artificial intelligence (AI). Geopolitical risk remained elevated. U.S. economic growth was above trend, supported by AI-driven capital expenditures and resilient consumer spending. Inflation remained above target. Outside the U.S., investment opportunities were divergent. Globally, expectations for earnings growth remain concentrated in a single theme: AI.

Portfolio positioning remained dynamic. One key decision was increasing exposure to commodities, where we started the period with no allocation. Equity exposure moderated higher for the first 10 months of the period, followed by a reduction closer to neutral while positioning rates remained underweight. Exposure to tactical asset allocation and commodities drove performance. No major portfolio components detracted significantly from the benchmark.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Macro Strategies Portfolio	Macro Strategies Blended Index	Bloomberg U.S. TIPS Index
3/11/2024	$10,000	$10,000	$10,000
3/31/2024	$10,138	$9,965	$10,012
4/30/2024	$9,747	$9,756	$9,843
5/31/2024	$9,781	$9,903	$10,012
6/30/2024	$9,982	$9,949	$10,091
7/31/2024	$10,299	$10,175	$10,271
8/31/2024	$10,411	$10,336	$10,351
9/30/2024	$10,532	$10,501	$10,507
10/31/2024	$10,202	$10,231	$10,318
11/30/2024	$10,575	$10,273	$10,368
12/31/2024	$10,254	$10,082	$10,204
1/31/2025	$10,373	$10,176	$10,336
2/28/2025	$10,662	$10,359	$10,561
3/31/2025	$10,521	$10,425	$10,629
4/30/2025	$10,188	$10,584	$10,642
5/31/2025	$9,894	$10,534	$10,579
6/30/2025	$9,760	$10,684	$10,680
7/31/2025	$9,596	$10,611	$10,693
8/31/2025	$9,842	$10,770	$10,858
9/30/2025	$10,266	$10,828	$10,905
10/31/2025	$10,556	$10,834	$10,943
11/30/2025	$10,512	$10,856	$10,964
12/31/2025	$10,557	$10,849	$10,919
1/31/2026	$11,948	$10,916	$10,953
2/28/2026	$12,834	$11,049	$11,096
3/31/2026	$13,298	$10,805	$10,948
4/30/2026	$13,156	$10,935	$11,074

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	Since Inception (3/11/24)
Macro Strategies Portfolio	29.13	13.69
Macro Strategies Blended IndexFootnote Reference*	3.31	4.27
Bloomberg U.S. TIPS Index	4.07	4.89

No Deduction of Taxes [Text Block]		do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 220,421,724
Holdings Count | Holding		179
Advisory Fees Paid, Amount		$ 720,242
InvestmentCompanyPortfolioTurnover		32.00%
Additional Fund Statistics [Text Block]

KEY PORTFOLIO STATISTICS

Table Summary
Consolidated Total net assets	$220,421,724
Consolidated # of portfolio holdings	179
Consolidated Portfolio turnover rate	32%
Consolidated Total advisory fees paid	$720,242

Holdings [Text Block]

CONSOLIDATED PORTFOLIO ALLOCATION

(% OF LONG-TERM INVESTMENT)

Table Summary
U.S. Treasury securities	78.2
Common stocks	21.8

Largest Holdings [Text Block]

CONSOLIDATED TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Inflation-Indexed Notes, 1.88%, 7‑15‑2035	3.7
TIPS, 2.13%, 1‑15‑2035	3.7
TIPS, 3.63%, 4‑15‑2028	3.4
TIPS, 0.13%, 1‑15‑2032	3.2
TIPS, 0.50%, 1‑15‑2028	3.2
TIPS, 2.38%, 10‑15‑2028	3.1
TIPS, 1.38%, 2‑15‑2044	2.2
TIPS, 0.13%, 1‑15‑2031	2.0
U.S. Treasury Inflation-Indexed Notes, 2.13%, 4‑15‑2029	2.0
TIPS, 0.13%, 7‑15‑2031	1.9

Material Fund Change [Text Block]
C000020611
Shareholder Report [Line Items]
Fund Name		Small Company Value Portfolio
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Small Company Value Portfolio for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Funds that invest in this Portfolio at allspringglobal.com.
Material Fund Change Notice [Text Block]		This report describes changes to the Portfolio that occurred either during or after the reporting period.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Portfolio costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Small Company Value Portfolio	$86	0.74%

Expenses Paid, Amount		$ 86
Expense Ratio, Percent		0.74%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio underperformed its benchmark for the period. Over the past 12 months, U.S. equity leadership broadened beyond large-cap growth as improving expectations for monetary easing and domestic growth renewed interest in small-cap equities following early 2025 volatility and tariff uncertainty. Within small caps, performance was led by lower-quality companies as risk appetite rebounded, creating a headwind for quality oriented managers. As 2025 progressed, leadership broadened and fundamentals became more influential. Small-cap value benefited from attractive valuations, improving earnings trends, and domestic sensitivity.

Consistent with its philosophy, the Portfolio remained focused on higher-quality businesses, which lagged through much of the period but became better aligned as investors refocused on quality factors. Our underweight positions in the lagging real estate and utilities sectors contributed to relative performance while the information technology and health care sectors were the largest detractors.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Small Company Value Portfolio	Russell 2000® Value Index	Russell 3000® Index
4/30/2016	$10,000	$10,000	$10,000
5/31/2016	$10,232	$10,183	$10,179
6/30/2016	$9,990	$10,214	$10,200
7/31/2016	$10,572	$10,765	$10,605
8/31/2016	$10,915	$11,033	$10,632
9/30/2016	$10,938	$11,120	$10,648
10/31/2016	$10,536	$10,754	$10,418
11/30/2016	$11,830	$12,182	$10,884
12/31/2016	$12,424	$12,685	$11,097
1/31/2017	$12,299	$12,594	$11,305
2/28/2017	$12,520	$12,777	$11,726
3/31/2017	$12,462	$12,668	$11,734
4/30/2017	$12,491	$12,718	$11,858
5/31/2017	$12,221	$12,322	$11,980
6/30/2017	$12,606	$12,753	$12,088
7/31/2017	$12,773	$12,834	$12,316
8/31/2017	$12,302	$12,518	$12,339
9/30/2017	$13,196	$13,405	$12,640
10/31/2017	$13,385	$13,422	$12,916
11/30/2017	$13,910	$13,811	$13,308
12/31/2017	$13,936	$13,679	$13,441
1/31/2018	$14,118	$13,848	$14,150
2/28/2018	$13,503	$13,155	$13,628
3/31/2018	$13,751	$13,318	$13,355
4/30/2018	$14,144	$13,549	$13,406
5/31/2018	$14,677	$14,337	$13,784
6/30/2018	$14,843	$14,424	$13,874
7/31/2018	$14,829	$14,678	$14,335
8/31/2018	$15,303	$15,028	$14,838
9/30/2018	$14,734	$14,655	$14,863
10/31/2018	$13,412	$13,343	$13,768
11/30/2018	$13,589	$13,558	$14,044
12/31/2018	$11,994	$11,919	$12,737
1/31/2019	$13,108	$13,223	$13,830
2/28/2019	$13,682	$13,737	$14,316
3/31/2019	$13,227	$13,341	$14,526
4/30/2019	$13,648	$13,846	$15,106
5/31/2019	$12,548	$12,715	$14,128
6/30/2019	$13,411	$13,524	$15,120
7/31/2019	$13,413	$13,546	$15,345
8/31/2019	$12,697	$12,790	$15,032
9/30/2019	$13,264	$13,447	$15,296
10/31/2019	$13,714	$13,773	$15,625
11/30/2019	$14,069	$14,095	$16,219
12/31/2019	$14,670	$14,589	$16,688
1/31/2020	$13,916	$13,802	$16,669
2/29/2020	$12,644	$12,461	$15,305
3/31/2020	$9,442	$9,386	$13,200
4/30/2020	$10,694	$10,544	$14,948
5/31/2020	$10,824	$10,847	$15,748
6/30/2020	$11,094	$11,161	$16,108
7/31/2020	$11,288	$11,391	$17,022
8/31/2020	$11,846	$12,005	$18,255
9/30/2020	$11,345	$11,446	$17,591
10/31/2020	$11,779	$11,855	$17,211
11/30/2020	$13,811	$14,144	$19,305
12/31/2020	$14,921	$15,265	$20,173
1/31/2021	$15,373	$16,068	$20,084
2/28/2021	$17,228	$17,577	$20,711
3/31/2021	$18,547	$18,496	$21,454
4/30/2021	$18,904	$18,870	$22,560
5/31/2021	$19,349	$19,457	$22,663
6/30/2021	$19,072	$19,339	$23,222
7/31/2021	$18,943	$18,647	$23,614
8/31/2021	$19,490	$19,146	$24,288
9/30/2021	$19,013	$18,763	$23,198
10/31/2021	$19,948	$19,478	$24,767
11/30/2021	$19,394	$18,813	$24,390
12/31/2021	$20,416	$19,580	$25,350
1/31/2022	$19,208	$18,438	$23,859
2/28/2022	$19,727	$18,744	$23,258
3/31/2022	$19,801	$19,110	$24,012
4/30/2022	$18,560	$17,627	$21,857
5/31/2022	$19,004	$17,966	$21,828
6/30/2022	$17,268	$16,191	$20,002
7/31/2022	$18,729	$17,758	$21,878
8/31/2022	$17,989	$17,197	$21,062
9/30/2022	$16,262	$15,444	$19,109
10/31/2022	$18,234	$17,389	$20,676
11/30/2022	$19,106	$17,920	$21,755
12/31/2022	$17,998	$16,744	$20,481
1/31/2023	$19,482	$18,342	$21,892
2/28/2023	$19,151	$17,919	$21,380
3/31/2023	$18,232	$16,634	$21,952
4/30/2023	$17,647	$16,219	$22,186
5/31/2023	$17,113	$15,900	$22,272
6/30/2023	$18,583	$17,163	$23,793
7/31/2023	$19,671	$18,459	$24,646
8/31/2023	$19,087	$17,571	$24,170
9/30/2023	$18,234	$16,656	$23,019
10/31/2023	$17,367	$15,662	$22,408
11/30/2023	$18,616	$17,072	$24,498
12/31/2023	$20,798	$19,197	$25,797
1/31/2024	$20,103	$18,325	$26,083
2/29/2024	$21,094	$18,924	$27,495
3/31/2024	$22,197	$19,754	$28,382
4/30/2024	$20,764	$18,495	$27,133
5/31/2024	$21,572	$19,360	$28,415
6/30/2024	$21,213	$19,034	$29,295
7/31/2024	$23,315	$21,353	$29,839
8/31/2024	$22,931	$20,952	$30,489
9/30/2024	$22,943	$20,966	$31,120
10/31/2024	$22,659	$20,638	$30,891
11/30/2024	$24,906	$22,628	$32,946
12/31/2024	$22,636	$20,743	$31,939
1/31/2025	$23,458	$21,169	$32,947
2/28/2025	$22,373	$20,359	$32,316
3/31/2025	$20,997	$19,137	$30,431
4/30/2025	$20,150	$18,368	$30,227
5/31/2025	$21,021	$19,140	$32,143
6/30/2025	$21,839	$20,087	$33,776
7/31/2025	$21,899	$20,442	$34,520
8/31/2025	$22,943	$22,173	$35,318
9/30/2025	$23,111	$22,619	$36,537
10/31/2025	$22,450	$22,676	$37,320
11/30/2025	$22,951	$23,313	$37,423
12/31/2025	$23,112	$23,355	$37,415
1/31/2026	$24,584	$24,957	$37,996
2/28/2026	$25,783	$25,438	$37,815
3/31/2026	$24,750	$24,513	$35,935
4/30/2026	$26,886	$26,880	$39,601

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Small Company Value Portfolio	33.43	7.30	10.40
Russell 2000® Value Index	46.34	7.33	10.39
Russell 3000® Index	31.01	11.91	14.75

No Deduction of Taxes [Text Block]		do not reflect taxes that a shareholder may pay on an investment in a fund.
Material Change Date	May 01, 2025
AssetsNet		$ 650,937,195
Holdings Count | Holding		156
Advisory Fees Paid, Amount		$ 4,558,135
InvestmentCompanyPortfolioTurnover		209.00%
Additional Fund Statistics [Text Block]

KEY PORTFOLIO STATISTICS

Table Summary
Total net assets	$650,937,195
# of portfolio holdings	156
Portfolio turnover rate	209%
Total advisory fees paid	$4,558,135

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Industrials	22.6
Financials	20.7
Information technology	12.6
Consumer discretionary	10.6
Materials	8.4
Energy	7.0
Consumer staples	4.3
Real estate	3.9
Health care	3.8
Utilities	2.8
Investment companies	1.8
Communication services	1.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Patterson-UTI Energy, Inc.	1.3
Kaiser Aluminum Corp.	1.3
NWPX Infrastructure, Inc.	1.2
IDACORP, Inc.	1.2
Permian Resources Corp. Class A	1.2
Pinnacle West Capital Corp.	1.2
Adeia, Inc.	1.2
Sanmina Corp.	1.2
Matador Resources Co.	1.2
Atkore, Inc.	1.1

Material Fund Change [Text Block]

Significant portfolio changes

This is a summary of certain changes and planned changes to the portfolio since May 1, 2025.

Effective June 30, 2026, Jeff Goverman will no longer serve as a portfolio manager of the Portfolio.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the portfolio since May 1, 2025.
C000020629
Shareholder Report [Line Items]
Fund Name		Core Bond Portfolio
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Core Bond Portfolio for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Funds that invest in this Portfolio at allspringglobal.com.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Portfolio costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Core Bond Portfolio	$34	0.33%

Expenses Paid, Amount		$ 34
Expense Ratio, Percent		0.33%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio outperformed its benchmark for the period. The market was shaped by frequent repricing of Federal Reserve expectations and bouts of rate volatility driven by trade headlines, increasing investment in artificial intelligence, and geopolitical conflict. Despite this volatility, interest rates generally remained within a range while demand for credit was resilient and most risk assets performed well.

Our positioning was nimble, as we adjusted credit exposure during tariff- and geopolitically driven volatility. We maintained an overweight to mortgage-backed securities (MBS). Sector positioning was the largest contributor to performance. Security selection within MBS also contributed as elevated interest rate volatility and price dislocations provided opportunities to extract relative value. Our tactical positioning in the credit sector contributed, as did a sector overweight and security selection within asset-backed securities. Security selection within credit was a small detractor, driven primarily by technology holdings. Our underweight to commercial mortgage-backed securities also modestly detracted as the sector performed well.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Class	Bloomberg U.S. Aggregate Bond Index
4/30/2016	$10,000	$10,000
5/31/2016	$9,995	$10,003
6/30/2016	$10,182	$10,182
7/31/2016	$10,252	$10,247
8/31/2016	$10,238	$10,235
9/30/2016	$10,252	$10,229
10/31/2016	$10,177	$10,151
11/30/2016	$9,925	$9,911
12/31/2016	$9,944	$9,925
1/31/2017	$9,967	$9,944
2/28/2017	$10,037	$10,011
3/31/2017	$10,037	$10,006
4/30/2017	$10,112	$10,083
5/31/2017	$10,184	$10,160
6/30/2017	$10,184	$10,150
7/31/2017	$10,230	$10,194
8/31/2017	$10,315	$10,285
9/30/2017	$10,271	$10,236
10/31/2017	$10,273	$10,242
11/30/2017	$10,261	$10,229
12/31/2017	$10,306	$10,276
1/31/2018	$10,192	$10,158
2/28/2018	$10,093	$10,061
3/31/2018	$10,148	$10,126
4/30/2018	$10,068	$10,051
5/31/2018	$10,130	$10,122
6/30/2018	$10,130	$10,110
7/31/2018	$10,134	$10,112
8/31/2018	$10,191	$10,177
9/30/2018	$10,130	$10,112
10/31/2018	$10,052	$10,032
11/30/2018	$10,109	$10,092
12/31/2018	$10,280	$10,277
1/31/2019	$10,386	$10,386
2/28/2019	$10,384	$10,380
3/31/2019	$10,588	$10,580
4/30/2019	$10,590	$10,582
5/31/2019	$10,769	$10,770
6/30/2019	$10,902	$10,906
7/31/2019	$10,934	$10,930
8/31/2019	$11,209	$11,213
9/30/2019	$11,153	$11,153
10/31/2019	$11,178	$11,187
11/30/2019	$11,174	$11,181
12/31/2019	$11,164	$11,173
1/31/2020	$11,390	$11,388
2/29/2020	$11,575	$11,593
3/31/2020	$11,415	$11,525
4/30/2020	$11,686	$11,730
5/31/2020	$11,791	$11,784
6/30/2020	$11,902	$11,859
7/31/2020	$12,104	$12,036
8/31/2020	$12,023	$11,939
9/30/2020	$12,024	$11,932
10/31/2020	$11,982	$11,879
11/30/2020	$12,127	$11,995
12/31/2020	$12,154	$12,012
1/31/2021	$12,070	$11,926
2/28/2021	$11,904	$11,753
3/31/2021	$11,760	$11,607
4/30/2021	$11,853	$11,698
5/31/2021	$11,868	$11,737
6/30/2021	$11,960	$11,819
7/31/2021	$12,093	$11,951
8/31/2021	$12,076	$11,929
9/30/2021	$11,977	$11,825
10/31/2021	$11,962	$11,822
11/30/2021	$11,981	$11,857
12/31/2021	$11,950	$11,827
1/31/2022	$11,697	$11,572
2/28/2022	$11,559	$11,443
3/31/2022	$11,223	$11,125
4/30/2022	$10,796	$10,703
5/31/2022	$10,853	$10,772
6/30/2022	$10,669	$10,603
7/31/2022	$10,918	$10,862
8/31/2022	$10,623	$10,555
9/30/2022	$10,168	$10,099
10/31/2022	$10,032	$9,968
11/30/2022	$10,406	$10,335
12/31/2022	$10,354	$10,288
1/31/2023	$10,712	$10,604
2/28/2023	$10,442	$10,330
3/31/2023	$10,700	$10,593
4/30/2023	$10,759	$10,657
5/31/2023	$10,650	$10,541
6/30/2023	$10,621	$10,503
7/31/2023	$10,611	$10,496
8/31/2023	$10,551	$10,429
9/30/2023	$10,285	$10,164
10/31/2023	$10,113	$10,003
11/30/2023	$10,585	$10,456
12/31/2023	$10,987	$10,857
1/31/2024	$10,975	$10,827
2/29/2024	$10,823	$10,674
3/31/2024	$10,925	$10,773
4/30/2024	$10,659	$10,500
5/31/2024	$10,849	$10,678
6/30/2024	$10,954	$10,780
7/31/2024	$11,207	$11,031
8/31/2024	$11,362	$11,190
9/30/2024	$11,518	$11,340
10/31/2024	$11,233	$11,058
11/30/2024	$11,361	$11,175
12/31/2024	$11,174	$10,992
1/31/2025	$11,237	$11,051
2/28/2025	$11,491	$11,294
3/31/2025	$11,492	$11,298
4/30/2025	$11,533	$11,343
5/31/2025	$11,458	$11,261
6/30/2025	$11,635	$11,435
7/31/2025	$11,613	$11,404
8/31/2025	$11,753	$11,541
9/30/2025	$11,890	$11,667
10/31/2025	$11,965	$11,740
11/30/2025	$12,040	$11,813
12/31/2025	$12,002	$11,795
1/31/2026	$12,035	$11,808
2/28/2026	$12,235	$12,001
3/31/2026	$12,008	$11,789
4/30/2026	$12,028	$11,803

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Core Bond Portfolio	4.30	0.29	1.86
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67

No Deduction of Taxes [Text Block]		do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 4,599,650,139
Holdings Count | Holding		993
Advisory Fees Paid, Amount		$ 15,976,696
InvestmentCompanyPortfolioTurnover		362.00%
Additional Fund Statistics [Text Block]

KEY PORTFOLIO STATISTICS

Table Summary
Total net assets	$4,599,650,139
# of portfolio holdings	993
Portfolio turnover rate	362%
Total advisory fees paid	$15,976,696

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Agency securities	37.9
U.S. Treasury securities	25.8
Corporate bonds and notes	23.3
Asset-backed securities	5.8
Yankee corporate bonds and notes	4.7
Non-agency mortgage-backed securities	1.5
Yankee government bonds	0.9
Municipal obligations	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Notes, 3.88%, 4‑30‑2031	2.5
U.S. Treasury Notes, 3.63%, 8‑31‑2030	2.4
U.S. Treasury Bonds, 4.63%, 2‑15‑2046	2.3
FNMA, 5.50%, 6‑1‑2056	2.0
U.S. Treasury Bonds, 4.63%, 11‑15‑2055	1.8
U.S. Treasury Notes, 3.75%, 4‑30‑2028	1.7
U.S. Treasury Notes, 3.88%, 4‑30‑2030	1.7
FNMA, 5.00%, 5‑1‑2056	1.4
U.S. Treasury Bonds, 3.00%, 2‑15‑2049	1.1
U.S. Treasury Notes, 4.13%, 10‑31‑2027	1.1

Material Fund Change [Text Block]
C000020605
Shareholder Report [Line Items]
Fund Name		Disciplined International Developed Markets Portfolio
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Disciplined International Developed Markets Portfolio for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Funds that invest in this Portfolio at allspringglobal.com.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Portfolio costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Disciplined International Developed Markets Portfolio	$43	0.38%

Expenses Paid, Amount		$ 43
Expense Ratio, Percent		0.38%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio outperformed its benchmark for the period. International equity markets had strong returns during the period.

Changes to the Portfolio's portfolio were minimal. Characteristics typically favored in the portfolio include attractive valuation, earnings consistency, profitability, and improving market sentiment. Stock selection was the main driver of outperformance, adding value in 8 of 11 sectors. This was primarily due to strong stock selection within the industrials, health care, and consumer staples sectors. The largest individual contributors to relative performance were Siemens Energy AG, Inpex Corp., and Sumitomo Electric Industries. A modest underweight to communication services also contributed. However, variations in sector weights versus the index were relatively small, which is typical for the strategy.

Negative stock selection within information technology, real estate, and consumer discretionary detracted from relative performance. The top three individual detractors from relative performance were Oracle Corp. Japan, Pandora AS, and Renault SA (This security was no longer held at the end of the reporting period.).

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Disciplined International Developed Markets Portfolio	MSCI EAFE Index (Net)	MSCI ACWI ex USA Index (Net)
4/30/2016	$10,000	$10,000	$10,000
5/31/2016	$9,981	$9,909	$9,831
6/30/2016	$9,769	$9,577	$9,681
7/31/2016	$10,014	$10,062	$10,160
8/31/2016	$10,024	$10,069	$10,224
9/30/2016	$10,137	$10,193	$10,350
10/31/2016	$9,661	$9,984	$10,201
11/30/2016	$9,298	$9,785	$9,965
12/31/2016	$9,303	$10,120	$10,220
1/31/2017	$9,797	$10,414	$10,582
2/28/2017	$9,793	$10,562	$10,751
3/31/2017	$10,151	$10,853	$11,023
4/30/2017	$10,537	$11,129	$11,259
5/31/2017	$11,010	$11,538	$11,625
6/30/2017	$11,130	$11,517	$11,661
7/31/2017	$11,504	$11,850	$12,091
8/31/2017	$11,532	$11,845	$12,154
9/30/2017	$11,761	$12,140	$12,379
10/31/2017	$11,919	$12,324	$12,612
11/30/2017	$12,132	$12,454	$12,715
12/31/2017	$12,169	$12,653	$12,999
1/31/2018	$13,059	$13,288	$13,723
2/28/2018	$12,329	$12,688	$13,076
3/31/2018	$12,179	$12,460	$12,845
4/30/2018	$12,336	$12,744	$13,050
5/31/2018	$12,051	$12,458	$12,749
6/30/2018	$11,761	$12,306	$12,509
7/31/2018	$12,196	$12,608	$12,809
8/31/2018	$12,079	$12,365	$12,541
9/30/2018	$12,120	$12,472	$12,598
10/31/2018	$11,357	$11,480	$11,573
11/30/2018	$11,349	$11,465	$11,683
12/31/2018	$10,734	$10,909	$11,154
1/31/2019	$11,415	$11,625	$11,997
2/28/2019	$11,727	$11,922	$12,231
3/31/2019	$11,839	$11,997	$12,304
4/30/2019	$12,382	$12,334	$12,629
5/31/2019	$12,034	$11,742	$11,951
6/30/2019	$12,816	$12,438	$12,671
7/31/2019	$12,738	$12,281	$12,517
8/31/2019	$12,720	$11,962	$12,131
9/30/2019	$12,869	$12,305	$12,443
10/31/2019	$13,270	$12,747	$12,877
11/30/2019	$13,513	$12,891	$12,991
12/31/2019	$13,880	$13,310	$13,553
1/31/2020	$13,850	$13,032	$13,189
2/29/2020	$12,730	$11,854	$12,146
3/31/2020	$10,828	$10,272	$10,388
4/30/2020	$11,620	$10,935	$11,175
5/31/2020	$12,246	$11,412	$11,541
6/30/2020	$12,741	$11,800	$12,062
7/31/2020	$13,115	$12,075	$12,600
8/31/2020	$13,786	$12,696	$13,139
9/30/2020	$13,454	$12,366	$12,816
10/31/2020	$12,915	$11,872	$12,541
11/30/2020	$14,799	$13,713	$14,228
12/31/2020	$15,488	$14,350	$14,997
1/31/2021	$15,319	$14,197	$15,029
2/28/2021	$15,695	$14,516	$15,327
3/31/2021	$16,078	$14,850	$15,521
4/30/2021	$16,565	$15,296	$15,978
5/31/2021	$17,215	$15,795	$16,477
6/30/2021	$16,917	$15,617	$16,371
7/31/2021	$17,044	$15,735	$16,101
8/31/2021	$17,308	$16,013	$16,407
9/30/2021	$16,739	$15,548	$15,881
10/31/2021	$17,208	$15,930	$16,261
11/30/2021	$16,451	$15,189	$15,528
12/31/2021	$17,296	$15,967	$16,170
1/31/2022	$16,747	$15,195	$15,574
2/28/2022	$16,212	$14,926	$15,266
3/31/2022	$16,220	$15,022	$15,290
4/30/2022	$15,176	$14,050	$14,330
5/31/2022	$15,503	$14,156	$14,433
6/30/2022	$14,067	$12,842	$13,191
7/31/2022	$14,780	$13,482	$13,643
8/31/2022	$13,914	$12,842	$13,204
9/30/2022	$12,651	$11,641	$11,885
10/31/2022	$13,434	$12,267	$12,240
11/30/2022	$15,230	$13,648	$13,685
12/31/2022	$14,955	$13,659	$13,582
1/31/2023	$16,156	$14,765	$14,684
2/28/2023	$15,730	$14,457	$14,169
3/31/2023	$16,212	$14,815	$14,515
4/30/2023	$16,625	$15,234	$14,767
5/31/2023	$15,979	$14,589	$14,230
6/30/2023	$16,744	$15,253	$14,869
7/31/2023	$17,166	$15,746	$15,473
8/31/2023	$16,543	$15,143	$14,774
9/30/2023	$15,989	$14,626	$14,308
10/31/2023	$15,432	$14,033	$13,717
11/30/2023	$16,738	$15,335	$14,952
12/31/2023	$17,722	$16,150	$15,703
1/31/2024	$17,626	$16,243	$15,547
2/29/2024	$18,035	$16,541	$15,941
3/31/2024	$18,657	$17,085	$16,439
4/30/2024	$18,110	$16,647	$16,144
5/31/2024	$19,072	$17,292	$16,613
6/30/2024	$18,652	$17,013	$16,597
7/31/2024	$19,208	$17,512	$16,981
8/31/2024	$19,904	$18,081	$17,465
9/30/2024	$19,961	$18,248	$17,935
10/31/2024	$18,955	$17,256	$17,055
11/30/2024	$18,912	$17,158	$16,901
12/31/2024	$18,404	$16,768	$16,572
1/31/2025	$19,283	$17,649	$17,240
2/28/2025	$19,968	$17,991	$17,479
3/31/2025	$20,028	$17,919	$17,440
4/30/2025	$20,902	$18,739	$18,069
5/31/2025	$21,916	$19,597	$18,897
6/30/2025	$22,509	$20,029	$19,538
7/31/2025	$22,047	$19,747	$19,482
8/31/2025	$23,157	$20,589	$20,158
9/30/2025	$23,664	$20,983	$20,885
10/31/2025	$23,766	$21,230	$21,307
11/30/2025	$24,005	$21,362	$21,301
12/31/2025	$24,727	$22,003	$21,940
1/31/2026	$26,008	$23,151	$23,252
2/28/2026	$27,478	$24,222	$24,420
3/31/2026	$25,329	$21,730	$21,785
4/30/2026	$26,721	$23,349	$23,887

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Disciplined International Developed Markets Portfolio	27.84	10.04	10.33
MSCI EAFE Index (Net)	24.60	8.83	8.85
MSCI ACWI ex USA Index (Net)	32.20	8.38	9.10

No Deduction of Taxes [Text Block]		do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 290,468,796
Holdings Count | Holding		263
Advisory Fees Paid, Amount		$ 683,070
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]

KEY PORTFOLIO STATISTICS

Table Summary
Total net assets	$290,468,796
# of portfolio holdings	263
Portfolio turnover rate	29%
Total advisory fees paid	$683,070

Holdings [Text Block]

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Japan	24.0
United Kingdom	16.5
France	12.1
Switzerland	7.7
Netherlands	6.9
Germany	6.6
Australia	5.5
Spain	3.4
Italy	3.4
Denmark	3.1
Other	10.8

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Table Summary
Financials	25.0
Industrials	20.5
Health care	11.3
Information technology	10.4
Consumer discretionary	7.3
Consumer staples	6.4
Materials	5.6
Utilities	4.8
Energy	4.2
Communication services	3.0
Real estate	1.5

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
ASML Holding NV	2.5
Siemens Energy AG	1.8
Novartis AG	1.7
HSBC Holdings PLC	1.3
AstraZeneca PLC	1.2
Rolls-Royce Holdings PLC	1.2
Prosus NV	1.2
Roche Holding AG	1.1
Engie SA	1.1
BNP Paribas SA	1.1

Material Fund Change [Text Block]
C000020607
Shareholder Report [Line Items]
Fund Name		Real Return Portfolio
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Real Return Portfolio for the period from May 1, 2025 to April 30, 2026.
Additional Information [Text Block]		You can find additional information about the Funds that invest in this Portfolio at allspringglobal.com.
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Portfolio consolidated costs for the past year?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Real Return Portfolio	$45	0.40%

Expenses Paid, Amount		$ 45
Expense Ratio, Percent		0.40%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio outperformed its benchmark for the period. The past year saw a wide set of narratives drive the economy and financial markets. From an initial focus on tariffs, markets swiftly moved onto opportunities within artificial intelligence (AI) followed by a U.S. government shutdown that lead to a dearth of data. Geopolitical risk remained. U.S. economic growth remained above trend, supported initially by AI-driven capital expenditures and resilient consumer spending. Inflation remained above target. Outside the U.S., investment opportunities were divergent. Globally, expectations for earnings growth remain concentrated in one theme: AI.

We spent the bulk of the period with lower-than-benchmark exposure to U.S. assets, preferring emerging markets and developed ex U.S. equities. Early in 2026, we moderated this positioning slightly. We also increased exposure to commodities during the period. Exposure to precious metals equities and commodities and tactical asset allocation were the primary drivers of outperformance. No major portfolio components detracted significantly from the benchmark.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
Table Summary
	Real Return Portfolio	Real Return Blended Index	Bloomberg U.S. Aggregate Bond Index	Russell 3000® Index
4/30/2016	$10,000	$10,000	$10,000	$10,000
5/31/2016	$9,943	$9,929	$10,003	$10,179
6/30/2016	$10,202	$10,136	$10,182	$10,200
7/31/2016	$10,291	$10,224	$10,247	$10,605
8/31/2016	$10,196	$10,178	$10,235	$10,632
9/30/2016	$10,272	$10,233	$10,229	$10,648
10/31/2016	$10,164	$10,192	$10,151	$10,418
11/30/2016	$9,981	$9,997	$9,911	$10,884
12/31/2016	$10,032	$9,987	$9,925	$11,097
1/31/2017	$10,139	$10,071	$9,944	$11,305
2/28/2017	$10,183	$10,118	$10,011	$11,726
3/31/2017	$10,177	$10,113	$10,006	$11,734
4/30/2017	$10,196	$10,173	$10,083	$11,858
5/31/2017	$10,206	$10,168	$10,160	$11,980
6/30/2017	$10,116	$10,072	$10,150	$12,088
7/31/2017	$10,197	$10,117	$10,194	$12,316
8/31/2017	$10,275	$10,225	$10,285	$12,339
9/30/2017	$10,250	$10,159	$10,236	$12,640
10/31/2017	$10,296	$10,181	$10,242	$12,916
11/30/2017	$10,324	$10,194	$10,229	$13,308
12/31/2017	$10,479	$10,287	$10,276	$13,441
1/31/2018	$10,461	$10,199	$10,158	$14,150
2/28/2018	$10,240	$10,100	$10,061	$13,628
3/31/2018	$10,328	$10,206	$10,126	$13,355
4/30/2018	$10,352	$10,200	$10,051	$13,406
5/31/2018	$10,376	$10,244	$10,122	$13,784
6/30/2018	$10,433	$10,285	$10,110	$13,874
7/31/2018	$10,438	$10,235	$10,112	$14,335
8/31/2018	$10,430	$10,309	$10,177	$14,838
9/30/2018	$10,379	$10,201	$10,112	$14,863
10/31/2018	$10,174	$10,054	$10,032	$13,768
11/30/2018	$10,212	$10,102	$10,092	$14,044
12/31/2018	$10,094	$10,158	$10,277	$12,737
1/31/2019	$10,374	$10,294	$10,386	$13,830
2/28/2019	$10,397	$10,293	$10,380	$14,316
3/31/2019	$10,589	$10,482	$10,580	$14,526
4/30/2019	$10,651	$10,517	$10,582	$15,106
5/31/2019	$10,687	$10,691	$10,770	$14,128
6/30/2019	$10,844	$10,782	$10,906	$15,120
7/31/2019	$10,895	$10,821	$10,930	$15,345
8/31/2019	$11,095	$11,078	$11,213	$15,032
9/30/2019	$11,018	$10,927	$11,153	$15,296
10/31/2019	$11,024	$10,955	$11,187	$15,625
11/30/2019	$11,054	$10,972	$11,181	$16,219
12/31/2019	$11,140	$11,014	$11,173	$16,688
1/31/2020	$11,272	$11,245	$11,388	$16,669
2/29/2020	$11,185	$11,400	$11,593	$15,305
3/31/2020	$10,765	$11,200	$11,525	$13,200
4/30/2020	$11,179	$11,512	$11,730	$14,948
5/31/2020	$11,320	$11,546	$11,784	$15,748
6/30/2020	$11,430	$11,675	$11,859	$16,108
7/31/2020	$11,769	$11,943	$12,036	$17,022
8/31/2020	$11,877	$12,074	$11,939	$18,255
9/30/2020	$11,805	$12,029	$11,932	$17,591
10/31/2020	$11,712	$11,952	$11,879	$17,211
11/30/2020	$11,942	$12,086	$11,995	$19,305
12/31/2020	$12,095	$12,224	$12,012	$20,173
1/31/2021	$12,080	$12,265	$11,926	$20,084
2/28/2021	$11,953	$12,067	$11,753	$20,711
3/31/2021	$12,048	$12,044	$11,607	$21,454
4/30/2021	$12,262	$12,213	$11,698	$22,560
5/31/2021	$12,405	$12,361	$11,737	$22,663
6/30/2021	$12,459	$12,436	$11,819	$23,222
7/31/2021	$12,730	$12,767	$11,951	$23,614
8/31/2021	$12,748	$12,745	$11,929	$24,288
9/30/2021	$12,606	$12,653	$11,825	$23,198
10/31/2021	$12,817	$12,797	$11,822	$24,767
11/30/2021	$12,876	$12,911	$11,857	$24,390
12/31/2021	$13,083	$12,952	$11,827	$25,350
1/31/2022	$12,767	$12,690	$11,572	$23,859
2/28/2022	$12,833	$12,799	$11,443	$23,258
3/31/2022	$12,790	$12,561	$11,125	$24,012
4/30/2022	$12,529	$12,304	$10,703	$21,857
5/31/2022	$12,387	$12,182	$10,772	$21,828
6/30/2022	$11,894	$11,797	$10,603	$20,002
7/31/2022	$12,427	$12,310	$10,862	$21,878
8/31/2022	$12,111	$11,983	$10,555	$21,062
9/30/2022	$11,365	$11,190	$10,099	$19,109
10/31/2022	$11,635	$11,329	$9,968	$20,676
11/30/2022	$11,957	$11,536	$10,335	$21,755
12/31/2022	$11,798	$11,418	$10,288	$20,481
1/31/2023	$12,094	$11,627	$10,604	$21,892
2/28/2023	$11,898	$11,468	$10,330	$21,380
3/31/2023	$12,198	$11,799	$10,593	$21,952
4/30/2023	$12,255	$11,812	$10,657	$22,186
5/31/2023	$12,049	$11,671	$10,541	$22,272
6/30/2023	$12,108	$11,632	$10,503	$23,793
7/31/2023	$12,184	$11,646	$10,496	$24,646
8/31/2023	$12,072	$11,542	$10,429	$24,170
9/30/2023	$11,839	$11,329	$10,164	$23,019
10/31/2023	$11,730	$11,247	$10,003	$22,408
11/30/2023	$12,091	$11,583	$10,456	$24,498
12/31/2023	$12,473	$12,032	$10,857	$25,797
1/31/2024	$12,393	$12,098	$10,827	$26,083
2/29/2024	$12,483	$12,271	$10,674	$27,495
3/31/2024	$12,825	$12,492	$10,773	$28,382
4/30/2024	$12,327	$12,127	$10,500	$27,133
5/31/2024	$12,682	$12,480	$10,678	$28,415
6/30/2024	$12,970	$12,709	$10,780	$29,295
7/31/2024	$13,237	$12,936	$11,031	$29,839
8/31/2024	$13,504	$13,141	$11,190	$30,489
9/30/2024	$13,711	$13,366	$11,340	$31,120
10/31/2024	$13,450	$13,162	$11,058	$30,891
11/30/2024	$13,921	$13,558	$11,175	$32,946
12/31/2024	$13,548	$13,276	$10,992	$31,939
1/31/2025	$13,707	$13,523	$11,051	$32,947
2/28/2025	$13,888	$13,606	$11,294	$32,316
3/31/2025	$13,658	$13,323	$11,298	$30,431
4/30/2025	$13,808	$13,310	$11,343	$30,227
5/31/2025	$13,966	$13,599	$11,261	$32,143
6/30/2025	$14,182	$13,972	$11,435	$33,776
7/31/2025	$14,182	$14,093	$11,404	$34,520
8/31/2025	$14,476	$14,329	$11,541	$35,318
9/30/2025	$14,838	$14,589	$11,667	$36,537
10/31/2025	$15,040	$14,756	$11,740	$37,320
11/30/2025	$15,080	$14,802	$11,813	$37,423
12/31/2025	$15,081	$14,776	$11,795	$37,415
1/31/2026	$16,069	$14,878	$11,808	$37,996
2/28/2026	$16,885	$14,975	$12,001	$37,815
3/31/2026	$16,846	$14,541	$11,789	$35,935
4/30/2026	$17,051	$15,192	$11,803	$39,601

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
Real Return Portfolio	23.49	6.82	5.48
Real Return Blended IndexFootnote Reference*	14.14	4.46	4.27
Bloomberg U.S. Aggregate Bond Index	4.06	0.18	1.67
Russell 3000® Index	31.01	11.91	14.75

No Deduction of Taxes [Text Block]		do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet		$ 441,450,293
Holdings Count | Holding		433
Advisory Fees Paid, Amount		$ 1,197,805
InvestmentCompanyPortfolioTurnover		57.00%
Additional Fund Statistics [Text Block]

KEY PORTFOLIO STATISTICS

Table Summary
Consolidated Total net assets	$441,450,293
Consolidated # of portfolio holdings	433
Consolidated Portfolio turnover rate	57%
Consolidated Total advisory fees paid	$1,197,805

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Table Summary
Common stocks	48.3
U.S. Treasury securities	28.7
Investment companies	11.6
Corporate bonds and notes	9.8
Yankee corporate bonds and notes	1.5
Loans	0.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
iShares MSCI Brazil ETF	3.5
iShares MSCI South Korea ETF	3.3
TIPS, 2.13%, 1‑15‑2035	1.4
TIPS, 0.13%, 4‑15‑2027	1.2
TIPS, 0.13%, 1‑15‑2030	1.2
TIPS, 1.38%, 7‑15‑2033	1.1
TIPS, 0.50%, 1‑15‑2028	1.1
TIPS, 0.13%, 7‑15‑2030	1.0
TIPS, 1.63%, 10‑15‑2027	1.0
Alphabet, Inc. Class A	1.0

Material Fund Change [Text Block]